Warrants (Details) (USD $)	6 Months Ended		12 Months Ended	32 Months Ended	0 Months Ended		1 Months Ended	6 Months Ended												1 Months Ended	6 Months Ended	0 Months Ended				6 Months Ended	38 Months Ended	6 Months Ended			6 Months Ended			6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2013	Nov. 01, 2013 Subsequent Events warrant	Oct. 02, 2013 Subsequent Events warrant	Nov. 01, 2013 Subsequent Events warrant	Sep. 30, 2013 Series A Warrants	Sep. 30, 2013 Other warrants	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $3.15 to $4.04	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $3.15 to $4.04 Minimum	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $3.15 to $4.04 Maximum	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights to $3.50 per share with strike price $4.05	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $6.00 to $17.00	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $6.00 to $17.00 Minimum	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $6.00 to $17.00 Maximum	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $62.50 to $251.00	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $62.50 to $251.00 Minimum	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights with exercise price of $62.50 to $251.00 Maximum	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights warrant	Sep. 30, 2013 Warrants having full ratchet anti-dilution protection rights Example	Nov. 01, 2013 Series B Warrants	Sep. 30, 2013 Series B Warrants	Sep. 30, 2013 Warrants expiring on November 1, 2013	Sep. 30, 2013 Warrants expiring in January 2014	Sep. 30, 2013 Warrants Issued for Services	Sep. 30, 2013 Warrants Issued for Services	Sep. 30, 2013 Warrants Issued for Services Minimum	Sep. 30, 2013 Warrants Issued for Services Maximum	Sep. 30, 2013 Warrants Issued for Services Weighted average	Sep. 30, 2013 Investor Warrants	Sep. 30, 2013 Investor Warrants Minimum	Mar. 31, 2013 Investor Warrants Minimum	Sep. 30, 2013 Investor Warrants Maximum	Mar. 31, 2013 Investor Warrants Maximum	Sep. 30, 2013 Investor Warrants Weighted average
Warrants
Number of warrants issued					200	200	400													1,650,348
Strike price (in dollars per share)					$ 2.34	$ 3.06															$ 3.00
Outstanding Warrants (in shares)								3,936,677	2,254,663	600			1,787,171	307,424			159,468			3,936,677	300		1,031,466	114,798	916,668						7,100,000
Exercise price (in dollars per share)								$ 4.05			$ 3.15	$ 4.04	$ 4.05		$ 6.00	$ 17.00		$ 62.50	$ 251.00	$ 4.05	$ 4.00		$ 6.00					$ 3.15	$ 251.00	$ 150.29		$ 4.05	$ 150.00	$ 150.00	$ 212.50	$ 5.95
Maximum exercise price per share protected from anti-dilution													$ 3.50
Number of warrants expired																						114,798
Number of warrants that expire January 2014																							916,668
Number of additional shares of common stock called by each warrant																							1
Number of additional Series A Warrants called by each warrant (in shares)																							1
Expiration term								5 years												5 years
Number of common stock that can be purchased against warrants (in shares)																										100,000	100,000
Fair value assumptions
Expected term																												3 months	4 years 9 months 18 days			1 month 2 days		5 years 8 months 12 days
Volatility, Minimum (as a percent)																										121.50%					123.60%
Volatility, Maximum (as a percent)																										176.70%					174.90%
Risk-Free Rate, minimum (as a percent)																										0.02%					0.02%
Risk-Free Rate, maximum (as a percent)																										1.30%					1.60%
Stock-based compensation costs	$ 5,100,000	$ 5,600,000
Stock compensation capitalized (in dollars)			$ 3,077,000	$ 3,078,000																						$ 500,000	$ 500,000
Warrants committed for issuance in the next twelve months (in shares)																										400	400
Share price (in dollars per share)																				$ 4.05	$ 3.00
Number of additional warrants issued to investor on reduction of strike price																					100
Exercise price (in dollars per share)																					$ 3.00